LEASES (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of operating lease

	March 31, 2022	March 31, 2021
Right-of-use assets – vehicle leases	$19,419	$35,445
Right-of-use assets – premise lease	914,233
Right-of-use assets – equipment lease	24,825
Total Right-of-use assets, net	958,477	35,445
Operating lease liabilities - current	$211,600	$16,150
Operating lease liabilities - non-current	746,877	19,295
Total operating lease liabilities	$958,477	$35,445

Schedule of operating leases

Remaining lease term and discount rate:	March 31, 2022	March 31, 2021
Weighted average remaining lease term (years)	4.27	2.26
Weighted average discount rate	5.92%	2.00%

Schedule of future minimum lease payments

Year ending March 31,
2023	$262,209
2024	250,076
2025	245,955
2026	245,955
2027	81,432
Total future minimum lease payments	1,085,627
Less: imputed interest	(127,150)
Total	$958,477